Cover Page	Aug. 15, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 15, 2024
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38312
Entity Tax Identification Number	77-0142404
Entity Address, Address Line One	675 Creekside Way
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008
City Area Code	408
Local Phone Number	727-1885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON STOCK, PAR VALUE $0.001 PER SHARE
Trading Symbol	EGHT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Registrant Name	8X8 INC /DE/
Entity Central Index Key	0001023731
Amendment Flag	false